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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number           811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 West Michigan Street, Milwaukee, WI	53233
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
803 West Michigan Street, Milwaukee, WI 53233

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:            September 30

Date of reporting period:          July 1, 2013 – October 10, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Vote Summary
GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE
Security	P49501201	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	GFNORTEO MM	Meeting Date	03-Jul-2013
ISIN	MXP370711014	Agenda	704613808 - Management
Record Date	20-Jun-2013	Holding Recon Date	20-Jun-2013
City /	Country	NUEVO LEON	/	Mexico	Vote Deadline Date	28-Jun-2013
SEDOL(s)	2421041 - B01DHK6 - B2Q3MD3 - B57YQ34 - B59G4P6	Quick Code
Item	Proposal	Type	Vote	For/Against Management
I
Proposal, discussion and, if deemed appropriate, approval regarding the increase of the variable part of the share capital of the company, through the issuance of unsubscribed shares for placement with the investing public and through a primary public offering, without the preemptive subscription rights being applicable, in accordance with the terms of article 53 of the securities market law, subject to the authorization of the national banking and securities commission
Management	For	For
II
Proposal, discussion and, if deemed appropriate, approval regarding the primary public offering of shares representative of the capital of the company in Mexico, in united states of America and on other, foreign markets, within the framework of the applicable legislation
Management	For	For
III	Designation of delegates who will carry out and formalize the resolutions passed by the general meeting	Management	For	For
LENOVO GROUP LTD
Security	Y5257Y107	Meeting Type	Annual General Meeting
Ticker Symbol	992 HK	Meeting Date	16-Jul-2013
ISIN	HK0992009065	Agenda	704572901 - Management
Record Date	15-Jul-2013	Holding Recon Date	15-Jul-2013
City /	Country	HONG KONG	/	Hong Kong	Vote Deadline Date	11-Jul-2013
SEDOL(s)	5924279 - 6218089 - B01DLP9 - B175X83	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THE COMPANY NOTICE AND PROXY FORM ARE AVAILABLE BY CLICKING-ON THE URL- LINKS:http://www.hkexnews.hk/listedco/listconew s/sehk/2013/0531/LTN20130531157-.pdf AND- http://www.hkexnews.hk/listedco/listconews/sehk/ 2013/0531/LTN20130531155.pdf
Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	To receive and consider the audited accounts for the year ended March 31, 2013 together with the reports of the directors and auditor thereon	Management	For	For
2	To declare a final dividend for the issued ordinary shares for the year ended March 31, 2013	Management	For	For
3.a	To re-elect Mr. William Tudor Brown as director	Management	For	For
3.b	To re-elect Mr. Yang Yuanqing as director	Management	For	For
3.c	To re-elect Dr. Tian Suning as director	Management	For	For
3.d	To re-elect Mr. Nicholas C. Allen as director	Management	For	For
3.e	To resolve not to fill up the vacated office resulted from the retirement of Dr. Wu Yibing as director	Management	For	For
3.f	To authorize the board of directors to fix director's fees	Management	For	For
4	To re-appoint PricewaterhouseCoopers as auditor and authorize the board of directors to fix auditor's remuneration	Management	For	For
5
Ordinary Resolution - To grant a general mandate to the directors to allot, issue and deal with additional ordinary shares not exceeding 20% of the aggregate nominal amount of the issued ordinary share capital of the Company
Management	Against	Against
6	Ordinary Resolution - To grant a general mandate to the directors to repurchase ordinary shares not exceeding 10% of the aggregate nominal amount of the issued ordinary share capital of the Company	Management	For	For
7	Ordinary Resolution - To extend the general mandate to the directors to issue new ordinary shares of the Company by adding the number of the shares repurchased	Management	Against	Against
X5 RETAIL GROUP N.V., AMSTERDAM
Security	98387E205	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	FIVE LI	Meeting Date	19-Jul-2013
ISIN	US98387E2054	Agenda	704618860 - Management
Record Date	21-Jun-2013	Holding Recon Date	21-Jun-2013
City /	Country	THE HAGUE	/	Netherlands	Vote Deadline Date	11-Jul-2013
SEDOL(s)	B07T3T9 - B083BP2 - B516L19	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	Open Meeting	Non-Voting
2a	Elect Alexander Malis to Supervisory Board	Management	For	For
2b	Elect Igor Shekhterman to Supervisory Board	Management	For	For
3	Approve Remuneration of Supervisory Board	Management	For	For
4	Elect Vladlena Yavorskaya to Executive Board	Management	For	For
5	Other Business	Non-Voting
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN MEETING TYPE FROM SGM TO-EGM. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY F-ORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
SANDS CHINA LTD
Security	G7800X107	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	1928 HK	Meeting Date	26-Jul-2013
ISIN	KYG7800X1079	Agenda	704628885 - Management
Record Date	15-Jul-2013	Holding Recon Date	15-Jul-2013
City /	Country	MACAO	/	Cayman Islands	Vote Deadline Date	19-Jul-2013
SEDOL(s)	B4Z67Z4 - B5B23W2 - B7YJHL1	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT
PLEASE NOTE THAT THE COMPANY NOTICE AND PROXY FORM ARE AVAILABLE BY CLICKING-ON THE URL LINKS:- http://www.hkexnews.hk/listedco/listconews/SEH K/2013/0627/LTN20130627408.pdf-AND- http://www.hkexnews.hk/listedco/listconews/SEH K/2013/0627/LTN20130627430.pdf
Non-Voting
1	To appoint Deloitte Touche Tohmatsu as auditor and to authorize the board of directors to fix their remuneration	Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU
Non-Voting
X5 RETAIL GROUP N.V., AMSTERDAM
Security	98387E205	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	FIVE LI	Meeting Date	06-Sep-2013
ISIN	US98387E2054	Agenda	704690139 - Management
Record Date	09-Aug-2013	Holding Recon Date	09-Aug-2013
City /	Country	THE HAGUE	/	Netherlands	Vote Deadline Date	29-Aug-2013
SEDOL(s)	B07T3T9 - B083BP2 - B516L19	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	Open Meeting	Non-Voting
2	Elect Pawel Musial to Supervisory Board	Management	For	For
3.a	Approve Remuneration of Supervisory Board	Management	For	For
3.b	Approve Restricted Stock Grants to Independent Supervisory Board Members	Management	For	For
4	Other Business	Non-Voting
SAFARICOM
Security	V74587102	Meeting Type	Annual General Meeting
Ticker Symbol	SAFCOM KN	Meeting Date	12-Sep-2013
ISIN	KE1000001402	Agenda	704702681 - Management
Record Date	02-Sep-2013	Holding Recon Date	02-Sep-2013
City /	Country	BOMAS OF KENYA	/	Kenya	Vote Deadline Date	29-Aug-2013
SEDOL(s)	B2QN3J6	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 225975 DUE TO SPLITTING OF-RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	To receive, consider and adopt the audited financial statements for the year ended 31 March 2013 together with the Chairman's, Directors and Auditors reports thereon	Management	For	For
2
To approve a first and final dividend of KSHS 0.31 per every share of KSHS 0.05 being 620 PCT on the issued and paid up share capital of the company for the financial year ended 31 March 2013 as recommended by the directors, payable on or before 11 December 2013 to the shareholders on the register of members as at the close of business on 12 September 2013
Management	For	For
3
To note that in accordance with the provisions of articles 90 and 91 of the company's articles of association, Mrs Susan Mudhune retires at this meeting and, being eligible, offers herself for re- election
Management	For	For
4
To note that Messrs PricewaterhouseCoopers continue in office as auditors by virtue of section 159 (2) of the companies act (cap 486) and to authorise the directors to fix their remuneration for the ensuing financial year
Management	For	For
5	Any other business of which due notice has been given	Management	Against	Against
6.i
To recommend to the shareholders of the company to consider and, if thought fit, to pass the following resolution as special resolution: To delete article 88 in its entirety and to replace it with the following new article: The company may, if required by law, deliver or pay to any prescribed person any shares and/or any dividends in the company which are deemed by any law to be abandoned or unclaimed as may be specified in any such law. Upon such delivery or payment, the shares and/or dividends shall cease to remain owing by the company and the company shall no longer be responsible or liable to the actual owner or holder or his or her estate, for the relevant shares and/or dividends
Management	For	For
6.ii
To recommend to the shareholders of the company to consider and, if thought fit, to pass the following resolution as special resolution: To delete article 140 in its entirety and the subsequent articles be renumbered accordingly
Management	Against	Against
ALLIANCE GLOBAL GROUP,INC
Security	Y00334105	Meeting Type	Annual General Meeting
Ticker Symbol	AGI PM	Meeting Date	17-Sep-2013
ISIN	PHY003341054	Agenda	704702667 - Management
Record Date	13-Aug-2013	Holding Recon Date	13-Aug-2013
City /	Country	QUEZON CITY	/	Philippines	Vote Deadline Date	30-Aug-2013
SEDOL(s)	6147105 - B614LK9	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 225336 DUE TO RECEIPT OF D-IRECTOR NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Call to order	Management	For	For
2	Certification of notice and quorum	Management	For	For
3	Approval of the minutes of the annual meeting of stockholders held on 18 September 2012	Management	For	For
4	Report of management for year 2012	Management	For	For
5	Re-election of Independent Auditors: Punongbayan & Araullo (P&A)	Management	For	For
6	Ratification of acts of the Board of Directors, Board Committees and Officers for the year 2012	Management	For	For
7.a	Election of Director: Andrew L. Tan	Management	For	For
7.b	Election of Independent Director: Sergio R. Ortiz- Luis, Jr.	Management	For	For
7.c	Election of Director: Kingson U. Sian	Management	For	For
7.d	Election of Director: Katherine L. Tan	Management	For	For
7.e	Election of Director: Winston S. Co	Management	For	For
7.f	Election of Director: Kevin Andrew L. Tan	Management	Against	Against
7.g	Election of Independent Director: Alejo L. Villanueva, Jr.	Management	For	For
8	Other matters	Management	Abstain	For
9	Adjournment	Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION DUE TO MODIFICATION IN RESOLUTION 5. THANK-YOU.	Non-Voting

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Investment Managers Series Trust

By (Signature and Title)*		/s/John Zader
John Zader, President

Date	November 8, 2013

* Print the name and title of each signing officer under his or her signature.